abrdn Funds
(the "Trust")

abrdn U.S. Sustainable Leaders Fund
(the "Fund")

Supplement dated March 29, 2023 to the Fund's Summary Prospectus dated February 28, 2023, as supplemented to date ("Summary Prospectus")

Effective March 31, 2023, the following replaces the table in the section entitled, "Portfolio Managers":

Name	Title	Served on the Fund Since
Dominic Byrne, CFA®	Deputy Head of Developed Markets	2023
Chris Haimendorf, CFA®	Senior Investment Director	2020
Joanna McIntyre	Investment Director	2023
Jamie Mills O'Brien	Investment Director	2023

Please retain this Supplement for future reference.